N-2	Jun. 12, 2026
Cover [Abstract]
Entity Central Index Key	0001816389
Amendment Flag	false
Securities Act File Number	811-23584
Document Type	8-K
Entity Registrant Name	BLACKROCK PRIVATE INVESTMENTS FUND
Entity Address, Address Line One	100 Bellevue Parkway
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19809
City Area Code	800
Local Phone Number	882-0052
Entity Emerging Growth Company	false